Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000109286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109286 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109286 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000109286 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109286 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109286 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109286 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000109286 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000109286 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000109286 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109286 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109286 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000109286 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109286 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000109287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000109287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000109287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000109287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000109287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109287 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000109287 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109287 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000109289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000109289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000109289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000109289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000109289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000109289 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109289 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000109288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109288 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000109288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109288 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000109288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000109288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000109288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000109288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109288 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000109288 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000109288 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000231973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231973 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231973 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000231973 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000231973 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231973 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231973 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000231973 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231973 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000231973 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000231973 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231973 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231973 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231973 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000143754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143754 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143754 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000143754 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143754 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143754 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000143754 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143754 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000143754 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000143754 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000143754 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143754 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000143755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143755 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143755 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000143755 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143755 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143755 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000143755 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143755 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000143755 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000143755 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000143755 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143755 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000143756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143756 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143756 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000143756 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143756 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143756 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000143756 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143756 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000143756 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000143756 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000143756 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143756 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000143757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143757 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143757 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000143757 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143757 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000143757 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000143757 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143757 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000143757 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000143757 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000143757 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143757 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000172508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172508 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172508 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000172508 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000172508 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000172508 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000172508 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000172508 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172508 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000172509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000172509 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000172509 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000172509 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000172509 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000172509 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172509 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000172510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000172510 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000172510 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000172510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000172510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000172510 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172510 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000172511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000172511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000172511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000172511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000172511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000172511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000172511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000172511 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172511 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000175943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175943 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000175943 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000175943 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000175943 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[1]
C000175943 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[1]
C000175943 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[1]
C000175943 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000175943 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175943 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175943 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000175943 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000175944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175944 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000175944 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000175944 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000175944 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[2]
C000175944 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[2]
C000175944 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[2]
C000175944 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000175944 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175944 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175944 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000175944 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000175945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175945 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000175945 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000175945 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000175945 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[3]
C000175945 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[3]
C000175945 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[3]
C000175945 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000175945 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175945 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175945 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000175945 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000175946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175946 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000175946 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000175946 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000175946 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%	[4]
C000175946 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%	[4]
C000175946 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[4]
C000175946 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000175946 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175946 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175946 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000175946 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000193583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193583 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000193583 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000193583 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%	[5]
C000193583 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[5]
C000193583 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[5]
C000193583 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[5]
C000193583 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000193583 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000193583 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000193583 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193583 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000193583 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193583 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193583 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193583 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000193583 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193583 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193583 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193583 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193583 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193584 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000193584 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000193584 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%	[6]
C000193584 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[6]
C000193584 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[6]
C000193584 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[6]
C000193584 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[6]
C000193584 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
C000193584 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000193584 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193584 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000193584 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193584 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193584 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193584 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000193584 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193584 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193584 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193584 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193584 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193585 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000193585 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000193585 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%	[7]
C000193585 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[7]
C000193585 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[7]
C000193585 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[7]
C000193585 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000193585 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000193585 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000193585 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193585 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000193585 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193585 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193585 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193585 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000193585 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193585 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193585 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193585 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193585 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231974 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000231974 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000231974 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%	[8]
C000231974 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[8]
C000231974 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[8]
C000231974 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[8]
C000231974 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000231974 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[8]
C000231974 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000231974 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000231974 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000231974 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231974 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231974 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231974 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000231974 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231974 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231974 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000231974 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231974 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193586 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193586 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000193586 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193586 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193586 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000193586 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193586 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193586 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193586 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000193586 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193586 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193586 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193587 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193587 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000193587 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193587 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193587 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000193587 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193587 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193587 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193587 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000193587 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193587 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193587 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193588 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193588 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000193588 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193588 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193588 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000193588 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193588 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193588 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193588 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000193588 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193588 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193588 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193589 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193589 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000193589 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193589 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193589 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000193589 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193589 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193589 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193589 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000193589 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193589 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193589 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000231975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231975 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000231975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231975 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000231975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000231975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231975 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000231975 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231975 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231975 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193591 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193591 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193591 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000193591 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193591 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193591 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000193591 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000193591 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000193591 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193591 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193591 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193592 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193592 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193592 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000193592 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193592 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193592 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000193592 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000193592 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000193592 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193592 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193592 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193593 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193593 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193593 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000193593 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193593 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193593 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000193593 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000193593 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000193593 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193593 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193593 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193595 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193595 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193595 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000193595 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193595 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193595 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000193595 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000193595 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000193595 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193595 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193595 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000193594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000193594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000193594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000193594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193594 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193594 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193597 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193597 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193597 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000193597 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193597 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193597 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000193597 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193597 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000193597 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193597 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000193597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193597 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193597 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193597 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193597 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193597 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193597 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193597 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193597 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193597 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000193597 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193597 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193597 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193597 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193597 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193597 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193597 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193598 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193598 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193598 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000193598 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193598 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193598 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000193598 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193598 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193598 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193598 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000193598 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193598 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000193598 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193598 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193598 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193598 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193598 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193598 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193598 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193598 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193598 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193598 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000193598 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193598 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193598 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193598 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193598 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193598 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193598 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193599 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193599 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193599 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000193599 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193599 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193599 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000193599 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193599 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193599 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193599 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000193599 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193599 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000193599 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193599 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193599 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193599 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193599 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193599 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193599 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193599 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193599 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193599 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000193599 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193599 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193599 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193599 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193599 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193599 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193599 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193600 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193600 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193600 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000193600 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193600 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193600 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000193600 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193600 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193600 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193600 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000193600 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193600 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000193600 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193600 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193600 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193600 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193600 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193600 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193600 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193600 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193600 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193600 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000193600 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193600 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193600 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193600 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193600 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193600 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193600 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[5]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[6]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[7]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[8]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.